Earnings Per Share (Schedule Of Potentially Dilutive Securities Excluded From Computation Of Earnings Per Share) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	9,540,380	999,049	23,073,787
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	5,625	5,625	8,750
Unvested Stock Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator			1,541
Warrants - Employees [Member}
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	430,000	359,121
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	3,893,443		18,750,000
LTIP [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	657,894	549,747
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	502,690		551,370
Common Units [Member] | Supertel Hospitality, Inc. [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	300,728	84,556	12,126
Real Estate Strategies, L.P. [Member] | Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	3,750,000		3,750,000